Subsequent events (Details) € in Billions			12 Months Ended
	Mar. 02, 2025	Jan. 28, 2025 EUR (€)	Dec. 31, 2024
Van Lanschot Kempen N.V
Disclosure of non-adjusting events after reporting period [line items]
Principal investments in associates			2.70%
Disposal of major subsidiary | Russia
Disclosure of non-adjusting events after reporting period [line items]
Negative impact of disposal of group post tax		€ 0.7
Disposal of major subsidiary | Russia | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Transaction result		0.4
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax		€ 0.3
Acquisition of Associate | Van Lanschot Kempen N.V
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest acquired	0.072
Acquisition of Associate | Forecast | Van Lanschot Kempen N.V
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest acquired	0.176
Interest held	20.30%